Goodwill and Other Intangible Assets (Details) - USD ($)	1 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Other Intangible Assets (Details) [Line Items]
Goodwill impairment loss					$ 3,000,000
Intangible assets	$ 1,910,072			$ 1,960,072	1,910,072
Useful life	3 years			3 years
Capitalized software costs					11,500
Employment agreement, description				Mr. MacRae’s compensation package includes a $50,000 signing bonus and an annual base salary of $125,000. We have attributed the $50,000 signing bonus to the cost of the contracts acquired and are amortizing that cost over the estimated six-month economic life of the contracts.
Amortization expense of intangible assets				$ 686,691	477,518
Forecast [Member]
Goodwill and Other Intangible Assets (Details) [Line Items]
Amortization expense of intangible assets		$ 159,000	$ 637,000
License [Member]
Goodwill and Other Intangible Assets (Details) [Line Items]
Intangible assets				1,726,965	1,726,965
Computer Software, Intangible Asset [Member]
Goodwill and Other Intangible Assets (Details) [Line Items]
Capitalized software costs				113,020
Customer Contracts [Member]
Goodwill and Other Intangible Assets (Details) [Line Items]
Intangible assets				$ 233,107	$ 183,107